This prospectus sets forth concisely the information about Scudder Pathway
Series: Conservative Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing primarily in a number of other funds in the Scudder Family of Funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

-----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
-----------------------------

[SOY INK LOGO]  PRINTED WITH          [RECYCLE LOGO] Printed on recycled paper
                SOYINK

SCUDDER
[SCUDDER LOGO]

Scudder
Pathway Series:
Conservative
Portfolio

Prospectus
February 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks primarily current income and secondarily long-term growth of capital by investing in a select mix of funds in the Scudder Family of Funds.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: Conservative Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1)Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

  Sales commissions to purchase shares (sales load)                       NONE
  Commissions to reinvest dividends                                       NONE
  Redemption fees                                                         NONE*
  Fees to exchange shares                                                 NONE


2)Annual Portfolio operating expenses: Expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the most recent fiscal year.

  Investment management fee                                               NONE
  12b-1 fees                                                              NONE
  Other expenses                                                          NONE
  Total Portfolio operating expenses**                                    NONE


The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------
* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
** The payment of the Portfolio's pro rata share of expenses is subject to the
   Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."
--------------------------------------------------------------------------------


--
2

---------------------------------------
Expense Ratios of the
Underlying Scudder Funds
---------------------------------------


--------------------------------------------------------------------------------
          Underlying Scudder Funds             Expense Ratio
          ------------------------             -------------

     Money Market Fund
Scudder Cash Investment Trust                     0.86%

     Bond Mutual Funds
Scudder Emerging Markets Income Fund              1.49%
Scudder Global Bond Fund+                         1.00%
Scudder GNMA Fund                                 0.96%
Scudder High Yield Bond Fund+                     0.25%
Scudder Income Fund                               1.18%
Scudder International Bond Fund+                  1.36%
Scudder Short Term Bond Fund                      0.86%

     Equity Mutual Funds
Scudder Classic Growth Fund+                      1.25%
Scudder Development Fund                          1.36%
Scudder Emerging Markets Growth Fund+             2.00%
Scudder Global Discovery Fund                     1.63%
Scudder Global Fund                               1.37%
Scudder Gold Fund                                 1.60%
Scudder Greater Europe Growth Fund+               1.66%
Scudder Growth and Income Fund                    0.76%
Scudder International Fund                        1.15%
Scudder International Growth and Income Fund+     1.75%
Scudder Large Company Growth Fund                 1.21%
Scudder Large Company Value Fund                  0.93%
Scudder Latin America Fund                        1.89%
Scudder Micro Cap Fund+                           1.75%
Scudder Pacific Opportunities Fund                1.94%
Scudder Small Company Value Fund+                 1.50%
Scudder 21st Century Growth Fund+                 1.75%
Scudder Value Fund+                               1.24%
The Japan Fund, Inc.                              1.21%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 0.35% to 1.75%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

                           1 Year              3 Years
                           ------              -------
                            $11                  $33

See "Portfolio organization-Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+ The following funds maintained their expenses at the following rates during their respective fiscal periods: Scudder Cash Investment Trust: 0.85%, Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder Greater Europe Growth Fund: 1.50%, Scudder High Yield Bond Fund: 0.14%, Scudder International Bond Fund: 1.50%, Scudder International Growth and Income Fund: 1.75%, Scudder Micro Cap Fund:
  1.75%, Scudder Small Company Value Fund: 1.50%, Scudder 21st Century Growth
  Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for each such fund for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.
--------------------------------------------------------------------------------



                                                                              --

----------------------------------------
Financial Highlights
----------------------------------------

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                            For the Period
                                                             November 15,
                                                                 1996
                                                             (commencement
                                                            of operations)
                                                             to September
                                                               30, 1997

--------------------------------------------------------------------------------
                                                            --------------------
Net asset value, beginning of period ......................     $12.00
Income from investment operations:                          --------------------

Net investment income .....................................        .39
Net realized and unrealized gain on investment
  transactions ............................................       1.36
                                                            --------------------
Total from investment operations ..........................       1.75
Less distributions:                                         --------------------
From net investment income ................................       (.33)
From net realized gain on investments .....................       (.15)
                                                            --------------------
Total distributions .......................................       (.48)
                                                            --------------------
                                                            --------------------
Net asset value, end of period ............................     $13.27
                                                            --------------------
--------------------------------------------------------------------------------

Total Return (%) ..........................................      14.99**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................         17
Ratio of operating expenses to average daily net
  assets (%) (a) ..........................................         --
Ratio of net investment income to average daily net
  assets (%) ..............................................       3.67*
Portfolio turnover rate (%) ...............................       42.0*

(a)This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*  Annualized
** Not annualized
--------------------------------------------------------------------------------


--
4

----------------------------------------
A message from the President
----------------------------------------

[PHOTO]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


----------------------------------------
Scudder Pathway Series:
Conservative Portfolio
----------------------------------------


Investment Objective
o primarily current income and secondarily long-term growth of capital

Investment Characteristics
o a professionally managed portfolio which allocates its investments among select funds in the Scudder Family of Funds
o provides exposure to a wide range of asset classes, securities and markets around the globe
o no added fees or expenses associated with the operation of Scudder Pathway
  Series:  Conservative Portfolio
o appropriate for IRA, 401(k) and other retirement plans


----------------------------------------
 Contents
----------------------------------------

Investment objective and policies ..........................................   9
Why invest in the Portfolio? ...............................................  10
Description of the Underlying Scudder Funds ................................  11
Information about policies,
  investments and risks ....................................................  24
Investment restrictions of the Portfolio ...................................  26
Risks of investing in the Portfolio ........................................  26
Distribution and performance information ...................................  27
Portfolio organization .....................................................  28
Transaction information ....................................................  30
Shareholder benefits .......................................................  34
Trustees and Officers
Investment products and services
How to contact Scudder .....................................................  43
Purchases
Exchanges and redemptions
Appendix


                                                                              --

----------------------------------------
Investment objective and policies
----------------------------------------


Scudder Pathway Series: Conservative Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio invests primarily in a select mix of funds in the Scudder Family of Funds. The Portfolio's investment objective is to seek current income and secondarily long-term growth of capital. In pursuit of these objectives, the Portfolio, under normal market conditions, will invest substantially in bond mutual funds, but will have some exposure to equity mutual funds.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are bond mutual funds which primarily seek current income. Other Underlying Scudder Funds held by the Portfolio are equity mutual funds which invest largely in stocks to achieve growth. The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds. Under normal market conditions, the Conservative Portfolio will invest 40-80% of total assets in bond mutual funds; 20-50% of total assets in equity mutual funds; and 0-15% of total assets in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable ranges, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.

The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, reverse repurchase agreements, commercial paper and other types of money market instruments.


--------------------------------------
Underlying  Scudder  Funds  in  which
the Pathway Conservative Portfolio
may invest
--------------------------------------

Bond Mutual Funds
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund

Equity Mutual Funds
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder International Fund

Scudder International Growth and
Income Fund
Scudder Large Company Growth Fund

Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund, Inc.

Money Market Fund
Scudder Cash Investment Trust
--------------------------------------


--
6

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders.

If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

----------------------------------------
Why invest in the Portfolio?
----------------------------------------


The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital by investing in a mix of funds in the Scudder Family of Funds. Reflecting these objectives, the Portfolio will allocate its assets carefully among Scudder bond mutual funds and, to a lesser extent, Scudder equity mutual funds.


Pathway Conservative Portfolio is designed to meet the needs of investors with a time horizon of at least 3-5 years seeking to develop a diversified portfolio offering income with the potential for long-term growth of capital. The Portfolio may be most appropriate for investors nearing or in retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio can serve as a complete investment program or as a core part of a larger portfolio. Pathway Conservative Portfolio invests in a select group of established pure no-load(TM) Underlying Scudder Funds. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and only within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, conservative and simple approach to helping investors meet retirement and other long-term goals.

The Portfolio can invest in a variety of international and global Underlying Scudder Funds and expects to invest some portion of assets in foreign markets. The Adviser believes this commitment to global investment management differentiates the Portfolio from traditional funds of funds and asset allocation products. Adding an international component to a retirement portfolio can increase diversification


                                                                              --
and lower volatility, while enhancing and providing the most consistent returns over time.

----------------------------------------
Description of the Underlying
Scudder Funds
----------------------------------------

The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectus of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.

The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. Money market funds must comply with the revised rule by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.


The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.


--
8

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.


The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.


The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder GNMA Fund is a diversified investment company which seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the


                                                                              --
                                                                               9

Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds.

The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

Scudder High Yield Bond Fund is a diversified investment company which seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities, sometimes referred to as "junk" bonds. Such bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities. Please refer to the attached Appendix for further information. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest up to 25% of its total assets in foreign securities, including those of emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund invests primarily in medium- and long-term fixed- income securities. However, there is no limitation as to weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio.

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated, in bonds judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent.


Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denomi-


--
10
nated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Please refer to the attached Appendix for further information.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.

The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.

In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Funds are equity mutual funds which seek a combination of income and growth of capital.

Scudder Growth and Income Fund is a diversified investment company which seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.


Scudder International Growth and Income Fund is a diversified investment company which seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S. In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.


The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Classic Growth Fund is a diversified investment company which seeks to provide long-term growth of capital and to keep the value


                                                                              --
of its shares more stable than other growth mutual funds.

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions.

The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.


Scudder Development Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in securities of small- and medium-size growth companies. The Fund generally invests in equity securities, including common stocks and convertible securities, of small- and medium-size companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. Generally, small and medium-size companies are those with $50 million to $5 billion in total market capitalization.

To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.


Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that


--
12
is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o the issuer is organized under the laws of an emerging market country;

o the issuer's principal securities trading market is in an emerging market; or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the


                                                                              --
                                                                              13
capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.

Up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the


--
14
equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Large Company Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth


                                                                              --
companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities that must be investment-grade.


Scudder Large Company Value Fund is a diversified investment company which seeks to maximize long-term capital appreciation through a value-driven investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital appreciation, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies, i.e. those with $1 billion or more in total market capitalization. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower but may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest.


Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or


--
16

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Micro Cap Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Scudder Small Company Value Fund is a diversified investment company which invests for long-term growth of capital by seeking out under-


                                                                              --
valued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities which have grown in market capitalization above the Russell 2000(R) Index, but will generally not add to these holdings. Companies represented in the portfolio of the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

o Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder 21st Century Growth Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century.

To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

Scudder Value Fund is a diversified investment company which seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change. The Fund invests in


--
18
the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P 500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities and commercial paper and reverse repurchase agreements. In addition, the Fund may engage in strategic transactions and invest in illiquid and restricted securities.


The debt securities in which the Fund may invest may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market. These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

----------------------------------------
Information about policies,
investments and risks
----------------------------------------

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of the Underlying Scudder Funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust and Scudder GNMA Fund) may invest in foreign


                                                                              --
securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.


Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities.

The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.


--
20

Illiquid securities. Certain Underlying Scudder Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.


Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which



                                                                              --
might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

----------------------------------------
Investment restrictions of the Portfolio
----------------------------------------


The Portfolio has certain investment restrictions which are designed to reduce the Portfolio's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

As a matter of fundamental policy, the Portfolio may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Portfolio may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Portfolio may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Portfolio may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Portfolio has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.


----------------------------------------
Risks of investing in the Portfolio
----------------------------------------

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price and yield will fluctuate in response to various market and economic factors related to both the stock and bond markets. Some of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Additional Information about policies, investments and risks" and the Appendix to this prospectus.


--
22

----------------------------------------
Distribution and performance information
----------------------------------------

Dividends and capital gains distributions

The Portfolio intends to distribute dividends from net investment income quarterly in April, July, October and December. The Portfolio intends to distribute net realized capital gains, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Portfolio's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains at a maximum 20% or 28% capital gains rate (depending on the Underlying Scudder Fund's holding period for the assets giving rise to the gain), regardless of how long the Portfolio held the Underlying Scudder Fund's shares.


The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.



Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "SEC yield" of the Portfolio is an annualized expression of the net income generated by the Portfolio over a specified 30-day (one month) period, as a percentage of the Portfolio's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.




                                                                              --
                                                                              23

----------------------------------------
Portfolio organization
----------------------------------------

Scudder Pathway Series is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


--
24

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.


Investment adviser

The Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of each Portfolio under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

Scudder, Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Portfolio accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

----------------------------------------
Transaction information
----------------------------------------

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 36 and 37.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board



--
26
of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.


Redeeming shares


The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may


                                                                              --
be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.



--
28

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs is $1,000 per fund account, while the subsequent minimum investment is $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

----------------------------------------
Shareholder benefits
----------------------------------------


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: Conservative Portfolio is managed by a team of investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by the Adviser's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. The Adviser believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging its extensive resources. All members of the Pathway investment team are members of the Adviser's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 18 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team.



                                                                              --

Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of the Adviser's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 24 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is the Adviser's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.



--
30

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton,

Boston, Chicago, New York and San Francisco.


T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



                                                                              --

----------------------------------------
Scudder tax-advantaged retirement plans
----------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



--
32

----------------------------------------
Trustees and Officers
----------------------------------------

Daniel Pierce*
   President

Dr. Rosita P. Chang
   Trustee, Professor of Finance,
   University of Rhode Island

Edgar R. Fiedler
   Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Dr. J.D. Hammond
   Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
   Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Vice President, Treasurer and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.



                                                                              --

----------------------------------------
Investment products and services
----------------------------------------

The Scudder Family of Funds[
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **[[
   (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds #
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. [ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. + A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. * A class of shares of the Fund. ** Not available in all states. [[ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. # These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



                                                                              --

----------------------------------------
How to contact Scudder
----------------------------------------

Account Service and Information:
     For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163
     For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:
      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                            Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com
      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:
      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:
      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:
            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Funds Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

             Boca Raton       Chicago         San Francisco
             Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.


                                                                              --

----------------------------------------
 Purchases
----------------------------------------

--------------------------------------------------------------------------------

Opening        Minimum initial investment: $2,500; IRAs $1,000
an account     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.

               See appropriate plan literature.

Make checks    o By Mail       Send your completed and signed application and
payable to                     check
"The Scudder
Funds."                           by regular     or           by express,
                                  mail to:                    registered,
                                                              or certified mail
                                                              to:

                                  The                         The Scudder
                                  Scudder Funds               Funds
                                  P.O. Box 2291               66 Brooks Drive
                                  Boston, MA                  Braintree, MA
                                  02107-2291                  02184

               o By Wire       Please see Transaction information--Purchasing
                               shares -- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

               o In Person     Visit one of our Investor Centers to complete
                               your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

--------------------------------------------------------------------------------

Purchasing     Minimum additional investment: $100; IRAs $50
additional     Group retirement plans (401(k), 403(b), etc.) have similar or
shares         lower minimums.
               See appropriate plan literature.

Make checks    o By Mail       Send a check with a Scudder investment slip, or
payable to                     with a letter of instruction including your
"The Scudder                   account number and the complete Fund name, to the
Funds."                        appropriate address listed above.

               o By Wire       Please see Transaction information--Purchasing
                               shares--By wire for details, including the ABA wire transfer number.

               o In Person     Visit one of our Investor Centers to make an
                               additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

               o By Telephone  Please see Transaction information--Purchasing shares--By QuickBuy or By telephone order for more details.

               o By Automatic  You may arrange to make investments on a regular
                 Investment    basis through automatic deductions from your bank
                 Plan ($50     checking account. Please call 1-800-225-5163 for
                 minimum)      more information and an enrollment form.

--------------------------------------------------------------------------------



--
36

----------------------------------------
Exchanges and redemptions
----------------------------------------

--------------------------------------------------------------------------------
Exchanging   Minimum investments:  $2,500 to establish a new account;
shares                             $100 to exchange among existing accounts

             o By         To speak with a service representative, call
               Telephone  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information
                          Line, call 1-800-343-2890 (24 hours a day).

             o By Mail    Print or type your instructions and include:
               or Fax       the name of the Portfolio or Fund and the account
                               number you are exchanging from;
                            your name(s) and address as they appear on your account;
                            the dollar amount or number of shares you wish to exchange;
                            the name of the Portfolio or Fund you are exchanging into;
                            your signature(s) as it appears on your account; and a daytime telephone number.

                          Send your instructions

                          by regular mail  or by express,       or by fax to:
                          to:                 registered,
                                              or certified
                                              mail to:

                          The Scudder         The Scudder Funds  1-800-821-6234
                          Funds               66 Brooks Drive
                          P.O. Box 2291       Braintree, MA
                          Boston, MA          02184
                          02107-2291

--------------------------------------------------------------------------------

Redeeming   o By          To speak with a service representative, call
shares        Telephone   1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or
                          to access SAIL(TM), Scudder's Automated Information
                          Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

            o By Mail     Send your instructions for redemption to the
                          appropriate or Fax address or fax number above and include:
                           the name of the Portfolio or Fund and account number
                             you are redeeming from;
                           your name(s) and address as they appear on your account;
                           the dollar amount or number of shares you wish to redeem;
                           your signature(s) as it appears on your account; and a daytime telephone number.

                          A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

            o By          You may arrange to receive automatic cash payments
              Automatic   periodically. Call 1-800-225-5163 for more information
              Withdrawal  and an enrollment form.
              Plan
--------------------------------------------------------------------------------



                                                                              --

                                    Appendix

    Descriptions Of Certain Risks Related To Various Securities Invested In, And Investment Techniques Employed By, The Underlying Scudder Funds In Which
            Scudder Pathway Series: Conservative Portfolio May Invest

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them. Some repurchase commitment transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the term of the commitment.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the 1940 Act, which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Common stocks. Under normal circumstances, certain Underlying Scudder Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Scudder Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Investment company securities. Securities of other investment companies may be acquired by certain Underlying Scudder Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by an Underlying Scudder Fund in shares of other investment companies may be subject to such duplicate expenses.

Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll;

the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-onsuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, the change in the interest rate or value of the security at maturity may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

When-issued securities. An Underlying Scudder Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Underlying Scudder Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Special situation securities. From time to time, an Underlying Scudder Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity, (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Real estate investment trusts. Certain Underlying Scudder Funds may purchase interests in real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of



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


investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Underlying Scudder Fund's adviser (commonly referred to as "junk"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Europe. An Underlying Scudder Fund's performance may be susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect an Underlying Scudder Fund's performance. To the extent that an Underlying Scudder Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated
Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.